Right-of-use assets (Details) - CAD ($)	9 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Aug. 31, 2023
Right-of-use assets
Balance at beginning of the year	$ 2,414,593
Additions	38,283	$ 922,479
Balance at end of the year	1,180,830		$ 2,414,593
Premises
Right-of-use assets
Balance at beginning of the year	2,401,447
Balance at end of the year	1,156,640		2,401,447
Rolling stock
Right-of-use assets
Balance at beginning of the year	13,146
Balance at end of the year	24,190		13,146
Cost
Right-of-use assets
Balance at beginning of the year	3,883,711	3,183,164	3,183,164
Additions	38,283		921,498
Disposals			(216,498)
Transferred to Property and equipment			(44,807)
Deconsolidation on sale of subsidiary	(1,592,472)
Currency translation	16,589		40,354
Balance at end of the year	2,346,111		3,883,711
Cost | Premises
Right-of-use assets
Balance at beginning of the year	3,839,791	2,880,039	2,880,039
Additions			921,498
Deconsolidation on sale of subsidiary	(1,545,922)
Currency translation	15,263		38,254
Balance at end of the year	2,309,132		3,839,791
Cost | Computer equipment
Right-of-use assets
Balance at beginning of the year		3,646	3,646
Transferred to Property and equipment			(3,646)
Cost | Rolling stock
Right-of-use assets
Balance at beginning of the year	43,920	88,020	88,020
Additions	38,283
Disposals			(46,200)
Deconsolidation on sale of subsidiary	(46,550)
Currency translation	1,326		2,100
Balance at end of the year	36,979		43,920
Cost | Boat rental fleet
Right-of-use assets
Balance at beginning of the year		211,459	211,459
Disposals			(170,298)
Transferred to Property and equipment			(41,161)
Accumulated depreciation
Right-of-use assets
Balance at beginning of the year	(1,469,118)	(922,064)	(922,064)
Depreciation	479,803		662,081
Disposals			(115,027)
Deconsolidation on sale of subsidiary	(783,640)
Balance at end of the year	(1,165,281)		(1,469,118)
Accumulated depreciation | Premises
Right-of-use assets
Balance at beginning of the year	(1,438,344)	(822,407)	(822,407)
Depreciation	455,696		615,937
Deconsolidation on sale of subsidiary	(741,548)
Balance at end of the year	(1,152,492)		(1,438,344)
Accumulated depreciation | Computer equipment
Right-of-use assets
Balance at beginning of the year		(2,878)	(2,878)
Depreciation			768
Disposals			(3,646)
Accumulated depreciation | Rolling stock
Right-of-use assets
Balance at beginning of the year	(30,774)	(20,315)	(20,315)
Depreciation	24,107		23,934
Disposals			(13,475)
Deconsolidation on sale of subsidiary	(42,092)
Balance at end of the year	$ (12,789)		(30,774)
Accumulated depreciation | Boat rental fleet
Right-of-use assets
Balance at beginning of the year		$ (76,464)	(76,464)
Depreciation			21,442
Disposals			$ (97,906)